UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08611
Name of Registrant:	Legg Mason Charles Street Trust, Inc.
Address of Principal Executive Offices:	100 Light Street, Baltimore, MD 21202
Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason & Co., LLC 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2007

Date of reporting period: September 30, 2006

Item 1. Report to Shareholders.

Batterymarch

U.S. Small Capitalization

Equity Portfolio

Semi-Annual Report to Shareholders

September 30, 2006

Semi-Annual Report to Shareholders

EXPENSE EXAMPLE

Batterymarch U.S. Small Capitalization Equity Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Financial Intermediary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee which is a transaction cost.A Therefore, the hypothetical line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds if they have different transaction fees. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidB During the Period 4/1/06 to 9/30/06
Institutional Class
Actual	$1,000.00	$912.30	$3.71
Hypothetical (5% return before expenses)	1,000.00	1,021.19	3.92

Financial Intermediary Class
Actual	$1,000.00	$910.70	$5.75
Hypothetical (5% return before expenses)	1,000.00	1,019.05	6.07

A	A redemption fee of 2% is imposed on all redemptions, including exchanges, of Fund shares redeemed or exchanged within 60 days of purchase. The fee will be paid directly to the Fund to help offset the costs imposed on it by short-term trading.
B	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as "Expenses Paid" is equal to the annualized expense ratios of ..77% and 1.2% for the Institutional Class and the Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION

Batterymarch U.S. Small Capitalization Equity Portfolio

The graphs which follow compare the Fund’s total returns to the Russell 2000 Index. The graphs illustrate the cumulative total return of an initial $1 million investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An unmanaged index comprised of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. Index returns are for periods beginning February 29, 2000. It is not possible to invest in an index.

Semi-Annual Report to Shareholders

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for the periods beginning December 31, 2002.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2006E		Weakest performers for the quarter ended September 30, 2006E
1. Credicorp Limited	+40.1%	1. Plexus Corp.	-43.9%
2. Cutera, Inc.	+34.8%	2. Nam Tai Electronics, Inc.	-43.4%
3. Herman Miller, Inc.	+33.1%	3. Zoran Corporation	-33.9%
4. Jack In The Box Inc.	+33.1%	4. Omnivision Technologies, Inc.	-32.4%
5. Steven Madden, Ltd.	+32.5%	5. Monarch Casino & Resort, Inc.	-31.1%
6. Technitrol, Inc.	+29.4%	6. Komag, Incorporated	-30.8%
7. Time Warner Telecom Inc.	+28.0%	7. Labor Ready, Inc.	-29.7%
8. Charming Shoppes, Inc.	+27.1%	8. Eagle Materials Inc.	-29.1%
9. K-V Pharmaceutical Company	+27.0%	9. NATCO Group Inc.	-28.4%
10. Sybase, Inc.	+25.0%	10. Hypercom Corporation	-27.5%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.
D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they are paid.
E	Securities held for the entire period.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests	99.9%

Auto and Transportation	3.4%
Arkansas Best Corporation		143	$6,149
Celadon Group, Inc.		75	1,248A
Freightcar America Inc.		137	7,285
Horizon Lines Incorporated		111	1,845
Hub Group, Inc.		104	2,365A
Pacer International, Inc.		64	1,785
Skywest, Inc.		167	4,102
Wabtec Corporation		43	1,156

			25,935

Consumer Discretionary	15.8%
Aaron Rents, Inc.		189	4,343
Administaff, Inc.		80	2,695
Books-A-Million, Inc.		27	487
Charming Shoppes, Inc.		223	3,190A
Conn’s, Inc.		45	937A
Consolidated Graphics, Inc.		19	1,161A
Cornell Companies, Inc.		46	800A
Deckers Outdoor Corporation		9	423A
Dillard’s, Inc.		149	4,864
Directed Electronics, Inc.		47	705A
Domino’s Pizza Inc.		185	4,742
DynCorp International Inc.		144	1,810A
Ethan Allen Interiors Inc.		61	2,125
Guess?, Inc.		30	1,470A
IKON Office Solutions, Inc.		322	4,328
Jack In The Box Inc.		205	10,723A
JAKKS Pacific, Inc.		177	3,147A
Knology, Inc.		270	2,675A
Labor Ready, Inc.		84	1,338A
MI Developments, Inc.		39	1,407
Monarch Casino & Resort, Inc.		131	2,540A
MPS Group, Inc.		283	4,281A
MSC Industrial Direct Co., Inc.		97	3,942
Oxford Industries, Inc.		74	3,162
Payless ShoeSource, Inc.		314	7,823A
Phillips Van Heusen Corporation		194	8,112
Priceline. com Incorporated		173	6,365A
Rent-A-Center, Inc.		129	3,775A
Spherion Corporation		142	1,015A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Consumer Discretionary—Continued
Standard Parking Corp		24	$744A
Steven Madden, Ltd.		181	7,089
Tempur-Pedic International Inc.		53	913A
The Cato Corporation		93	2,038
The Men’s Wearhouse, Inc.		72	2,687
The Pantry, Inc.		49	2,747A
True Religion Apparel, Inc.		55	1,157A
Tween Brands Inc		29	1,072A
United Online, Inc.		257	3,130
USANA Health Sciences, Inc.		7	321A
Watson Wyatt Worldwide Inc		82	3,355

			119,638

Consumer Staples	3.1%
Brown Shoe Company, Inc.		42	1,516
Catalina Marketing Corporation		63	1,727
CSS Industries, Inc.		14	404
Flowers Foods Incorporated		33	898
Herbalife Ltd.		81	3,064A
Imperial Sugar Company New		55	1,721
Longs Drug Stores Corp.		39	1,790
Maidenform Brands Incorporated		157	3,021A
National Beverage Corporation		81	967
Perry Ellis International, Inc.		66	2,023A
Skechers U.S.A., Inc.		112	2,629A
Spartan Stores, Inc.		39	657
Vector Group Ltd.		6	100
Wolverine World Wide, Inc.		104	2,956

			23,473

Energy	8.4%
Alon USA Energy, Inc.		180	5,294
Aventine Renewable Energy Holdings, Inc.		111	2,383A
Complete Production Services, Inc.		138	2,724A
Delek US Holdings, Inc.		111	2,061A
Energen Corporation		133	5,589
Global Industries, Ltd.		118	1,831A
Grey Wolf, Inc.		745	4,977A
Holly Corporation		194	8,389
NATCO Group Inc.		49	1,425A
Newpark Resources, Inc.		413	2,201A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Energy—Continued
Oil States International, Inc.		119	$3,276A
Parker Drilling Company		139	983A
SEACOR Holdings Inc.		61	5,016A
St. Mary Land & Exploration Company		94	3,444
Swift Energy Company		86	3,597A
VeraSun Energy		119	1,908A
W&T Offshore, Inc.		158	4,603
W-H Energy Services, Inc.		80	3,318A

			63,019

Financials	20.7%
Alabama National BanCorporation		6	389
American Home Mortgage Investment Corp.		102	3,550
Ashford Hospitality Trust		236	2,816
BancorpSouth, Inc.		213	5,910
BankUnited Financial Corporation		257	6,697
Banner Corporation		27	1,100
Cathay General Bancorp		117	4,209
Citizens Banking Corporation		30	783
CNS, Inc.		50	1,400
Commercial Net Lease Realty		165	3,555
Community Bancorp		7	204A
Community Trust Bancorp, Inc.		9	320
Corus Bankshares, Inc.		257	5,756
Credicorp Limited		61	2,544
Delphi Financial Group, Inc.		19	742
DiamondRock Hospitality Company		253	4,206
Dollar Financial Corporation		47	1,023	A
FBL Financial Group, Inc.		5	167
FelCor Lodging Trust Inc.		185	3,701
First Community Bancorp		68	3,788
First Industrial Realty Trust, Inc.		52	2,292
First State Bancorporation		19	493
FirstFed Financial Corp.		183	10,368	A
GFI Group Inc.		65	3,583	A
Glenborough Realty Trust Incorporated		32	818
Greater Bay Bancorp		232	6,556
Hancock Holding Company		35	1,890
Highland Hospitality Corporation		269	3,860
Highwoods Properties, Inc.		70	2,612

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE
Common Stocks and Equity Interests—Continued

Financials—Continued
Home Properties, Inc.		63	$3,590
Hypercom Corporation		123	831	A
Integra Bank Corporation		15	387
Intervest Bancshares Corporation		48	2,108	A
John H. Harland Company		95	3,456
KKR Financial Corp.		237	5,823
Lasalle Hotel Properties		105	4,549
Lazard Ltd.		88	3,508
Luminent Mortgage Capital, Inc.		52	532
Nationwide Financial Services, Inc.		87	4,180
Net 1 UEPS Technologies, Inc.		72	1,646	A
Ohio Casualty Corporation		149	3,857
OMEGA Healthcare Investors, Inc.		38	570
Pacific Capital Bancorp		58	1,570
R&G Financial Corporation		134	1,001
Seabright Insurance Holdings		28	394	A
Selective Insurance Group, Inc.		70	3,693
Southwest Bancorp, Inc.		30	785
Spirit Finance Corporation		68	794
Sterling Bancshares, Inc.		85	1,711
Sunstone Hotel Investors, Inc.		161	4,783
SVB Financial Group		64	2,849	A
Taubman Centers, Inc.		69	3,083
The Commerce Group, Inc.		18	544
TradeStation Group, Inc.		135	2,032	A
Triad Guaranty Inc.		45	2,313	A
Trustmark Corporation		71	2,225
Whitney Holding Corporation		20	715
Willow Grove Bancorp, Inc.		50	775
Wilmington Trust Corporation		34	1,497
Zenith National Insurance Corp.		135	5,379

			156,512

Health Care	12.6%
K-V Pharmaceutical Company		46	1,090	A
Adams Respiratory Therapeutics, Inc.		32	1,160	A
Alpharma Inc.		288	6,741
Amedisys, Inc.		113	4,478	A
Amerigroup Corporation		129	3,815	A
Angiotech Pharmaceuticals, Inc.		315	2,758	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Health Care—Continued
Applera Corporation—Celera Genomics Group		24	$334	A
Aspreva Pharmaceuticals Corporation		91	2,353	A
BioMarin Pharmaceutical Inc.		68	961	A
Cephalon, Inc.		30	1,840A
Cubist Pharmaceuticals, Inc.		171	3,726A
Cutera, Inc.		131	3,491A
Dade Behring Holdings Inc.		52	2,104
Five Star Quality Care, Inc.		213	2,294A
Haemonetics Corporation		165	7,722A
Healthspring, Inc.		23	445A
Illumina, Inc.		67	2,227A
Kendle International Inc.		128	4,111A
Kindred Healthcare Inc.		55	1,641A
LifeCell Corporation		77	2,487A
MedCath Corporation		74	2,220A
Molina Healthcare Inc.		21	746A
NBTY, Inc.		112	3,272A
Perrigo Company		152	2,585
Pharmanet Development Group, Inc.		216	4,201A
QLT Inc.		153	1,163A
Regeneron Pharmaceuticals, Inc.		46	720A
Respironics, Inc.		57	2,211A
Sciele Pharma, Inc.		43	808A
Sierra Health Services, Inc.		62	2,339A
STERIS Corporation		213	5,115
Sun Healthcare Group, Inc.		71	763A
Techne Corporation		110	5,610A
Valeant Pharmaceuticals International		179	3,533
WellCare Health Plans, Inc.		71	4,004A

			95,068

Industrials	0.4%
H&E Equipment Services, Inc.		112	2,722A

Insurance	0.7%
CNA Surety Corporation		34	681	A
Harleysville Group Inc.		26	913
ProAssurance Corporation		69	3,420	A

			5,014

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Materials	12.4%
Arch Chemicals, Inc.		38	$1,071
Barnes Group Inc.		123	2,162
Bluegreen Corporation		282	3,230A
Builders FirstSource, Inc.		147	2,234A
Carpenter Technology Corporation		22	2,322
Chaparral Steel Company		122	4,169
Clean Harbors, Inc.		50	2,187A
Commercial Metals Company		320	6,509
Eagle Materials Inc.		145	4,898
Encore Wire Corporation		148	5,219A
FMC Corporation		96	6,170
Georgia Gulf Corporation		105	2,887
Gerdau Ameristeel Corporation		125	1,140
Greif Inc.		10	809
H.B. Fuller Company		177	4,141
Hercules Incorporated		269	4,248A
Insteel Industries, Inc.		174	3,465
Interface, Inc.		0.2	3A
Jones Lang LaSalle Incorporated		53	4,547
Kaydon Corporation		91	3,358
Koppers Holdings, Inc.		83	1,567
Lennox International Inc.		184	4,209
MGP Ingredients, Inc.		103	2,185
Mueller Water Products, Inc.		183	2,666A
Northgate Minerals Corporation		373	1,193A
Olympic Steel, Inc.		42	1,037
OM Group, Inc.		12	518	A
PolyOne Corporation		214	1,778	A
PW Eagle Inc.		89	2,665
Reliance Steel & Aluminum Co.		157	5,049
Rogers Corporation		13	772	A
Spartech Corporation		18	490
The Lamson & Sessions Co.		66	1,570	A
Worthington Industries, Inc.		188	3,214

			93,682

Producer Durables	7.1%
A.O. Smith Corporation		195	7,685
Applied Industrial Technologies, Inc.		151	3,689
Arris Group Inc.		183	2,097	A
Columbus McKinnon Corporation		23	422	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Producer Durables—Continued
Cymer, Inc.		49	$2,138	A
Flow International Corporation		265	3,441	A
General Cable Corporation		68	2,594	A
Herman Miller, Inc.		120	4,105
InterDigital Communications Corporation		43	1,473	A
JLG Industries, Inc.		428	8,471
Kennametal Inc.		175	9,909
Lincoln Electric Holdings, Inc.		41	2,254
Regal-Beloit Corporation		51	2,232
Robbins & Myers, Inc.		11	337
Technitrol, Inc.		65	1,943
Zygo Corporation		61	779	A

			53,569

Technology	12.5%
Adtran Incorporated		142	3,376
Applied Micro Circuits Corporation		850	2,457	A
Aspen Technology, Inc.		207	2,259	A
Atmel Corporation		851	5,141	A
Avocent Corporation		116	3,479	A
AVX Corporation		165	2,912
Benchmark Electronics, Inc.		186	4,988	A
Broadwing Corporation		110	1,386	A
Brocade Communications Systems, Inc.		251	1,771	A
ChipMOS TECHNOLOGIES (Bermuda) LTD.		313	1,866	A
CommScope, Inc.		256	8,408	A
CryptoLogic Inc.		51	1,113
CSG Systems International, Inc.		32	838	A
Eagle Test Systems, Inc.		41	679	A
Hyperion Solutions Corporation		64	2,196	A
KEMET Corporation		195	1,576	A
Komag, Incorporated		212	6,780	A
ManTech International Corporation		100	3,304	A
McDATA Corporation		832	4,187	A
Merix Corporation		52	495	A
Micrel, Incorporated		212	2,033	A
Nam Tai Electronics, Inc.		30	362
Nu Horizons Electronics Corp.		40	510	A
Omnivision Technologies, Inc.		153	2,183	A
ON Semiconductor Corporation		620	3,646	A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Batterymarch U.S. Small Capitalization Equity Portfolio—Continued

	% OF NET ASSETS	SHARES/PAR	VALUE

Common Stocks and Equity Interests—Continued

Technology—Continued
Optimal Group Inc.		46	$543	A
Orckit Communications Ltd.		0	0	A,B
Perot Systems Corporation		387	5,338	A
Plexus Corp.		147	2,817	A
Spansion Inc.		169	2,812	A
SPSS Inc.		44	1,102	A
Sybase, Inc.		315	7,640	A
TTM Technologies, Inc.		158	1,846	A
Zoran Corporation		261	4,197	A

			94,240

Utilities	2.8%
Avista Corporation		77	1,826
Black Hills Corporation		81	2,732
Cincinnati Bell Inc.		711	3,427	A
Portland General Electric Company		63	1,528
Sierra Pacific Resources		255	3,650	A
Time Warner Telecom Inc.		235	4,467	A
Unisource Energy Corporation		110	3,673

			21,303

Total Common Stocks and Equity Interests (Identified Cost—$708,786)			754,175
Total Investments (Identified Cost—$708,786)	99.9%		754,175
Other Assets Less Liabilities	0.1%		887

Net assets	100.0%		$755,062

A	Non-income producing.
B	Amounts less than $1

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Assets:
Investment securities at market value (Identified Cost—$708,786 )		$754,175
Receivable for securities sold		8,715
Receivable for fund shares sold		557
Dividend and interest income receivable		630

Total assets		764,077

Liabilities:
Payable for fund shares repurchased	$8,517
Accrued management fee	439
Accrued distribution fee	1
Accrued expenses	58

Total liabilities		9,015

Net Assets		$755,062

Net assets consist of:
Accumulated paid-in-capital applicable to:
66,106 Institutional Class shares outstanding		$661,328
873 Financial Intermediary Class shares outstanding		9,494
Undistributed net investment income		739
Undistributed net realized gain on investments		38,112
Unrealized appreciation of investments		45,389

Net Assets		$755,062

Net Asset Value Per Share:
Institutional Class		$11.27
Financial Intermediary Class		$11.15

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Income:
DividendsA	$3,939
Interest	142

Total income			$4,081

Expenses:
Management fee	2,978
Distribution fee	13
Audit and legal fees	31
Custodian fees	99
Directors’ fees and expenses	25
Registration fees	22
Reports to shareholders	57
Transfer agent and shareholder servicing expense:
Institutional Class	13
Financial Intermediary Class	12
Other expenses	66

	3,316
Less: Compensating balance credits	(3	)B
Fees waived	(2)

Total expenses, net of compensating balance credits and waivers			3,311

Net Investment Income			770

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	41,671
Change in unrealized appreciation/(depreciation) of investments	(126,806)

Net Realized and Unrealized Gain/(Loss) on Investments			(85,135)

Change in Net Assets Resulting From Operations			$(84,365)

A	Net of foreign taxes withheld of $4.
B	See Note 1, Compensating Balance Credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Batterymarch U.S. Small Capitalization Equity Portfolio

	FOR THE SIX MONTHS ENDED 9/30/06	FOR THE YEAR ENDED 3/31/06
Change in Net Assets:	(Unaudited)
Net investment income	$770	$1,312
Net realized gain on investments	41,671	42,412
Change in unrealized appreciation/(depreciation) of investments	(126,806)	127,572

Change in net assets resulting from operations	(84,365)	171,296
Distributions to shareholders:
From net investment income:
Institutional Class	—	(1,432)
Financial Intermediary Class	—	—
From net realized gain on investments:
Institutional Class	(5,005)	(100,929)
Financial Intermediary Class	(63)	(1,285)
Change in net assets from Fund share transactions:
Institutional Class	(128,614)	228,337
Financial Intermediary Class	(344)	(610)

Change in net assets	(218,391)	295,377

Net Assets:
Beginning of period	973,453	678,076

End of period (including overdistributions of net investment income of $739 and $(31), respectively)	$755,062	$973,453

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Batterymarch U.S. Small Capitalization Equity Portfolio

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$12.43		$11.61	$11.90	$8.09	$10.27	$8.72

Investment Operations:
Net investment income	.01		.02	.01	.01	.04	.03
Net realized and unrealized gain/ (loss) on investments	(1.10)		2.21	.58	4.05	(2.18)	1.56

Total from investment operations	(1.09)		2.23	.59	4.06	(2.14)	1.59

Distributions:
From net investment income	—		(.02)	(.01)	(.02)	(.04)	(.04)
From net realized gain on investments	(.07)		(1.39)	(.87)	(.23)	—	—

Total distributions	(.07)		(1.41)	(.88)	(.25)	(.04)	(.04)

Net asset value, end of period	$11.27		$12.43	$11.61	$11.90	$8.09	$10.27

Total return	(8.77	)%A	20.95%	5.87%	50.52%	(20.87)%	18.26%

Ratios to Average Net Assets:B
Total expenses	.77	%C	.75%	.76%	.81%	.87%	.94%
Expenses net of waivers, if any	.77	%C	.75%	.76%	.81%	.87%	.94%
Expenses net of all reductions	.77	%C	.75%	.76%	.81%	.87%	.94%
Net investment income	.19	%C	.16%	.13%	.15%	.59%	.35%

Supplemental Data:
Portfolio turnover rate	48.6	%A	152.9%	175.0%	141.1%	119.4%	158.0%

Net assets, end of period (in thousands)	$745,331		$962,303	$667,045	$565,130	$209,376	$157,560

A	Not annualized.
B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004	2003D
	(Unaudited)
Net asset value, beginning of period	12.32		$11.56	$11.88	$8.09	$8.47

Investment Operations:
Net investment income	(.02)		(.04)	(.03)	(.01)	—E
Net realized and unrealized gain/(loss) on investments	(1.08)		2.19	.58	4.03	(0.38)

Total from investment operations	(1.10)		2.15	.55	4.02	(0.38)

Distributions:
From net investment income	—		—	—	—F	—
From net realized gain on investments	(.07)		(1.39)	(.87)	(.23)	—

Total distributions	(.07)		(1.39)	(.87)	(.23)	—

Net asset value, end of period	$11.15		$12.32	$11.56	$11.88	$8.09

Total return	(8.93	)%A	20.29%	5.42%	50.01%	(4.49	)%A

Ratios to Average Net Assets:B
Total expenses	1.25	%C	1.22%	1.20%	1.06%	1.10	%C
Expenses net of waivers, if any	1.20	%C	1.20%	1.20%	1.06%	1.10	%C
Expenses net of all reductions	1.20	%C	1.20%	1.20%	1.06%	1.10	%C
Net investment income (loss)	(.23	)%C	(.28)%	(.31)%	(.33)%	.14	%C

Supplemental Data:
Portfolio turnover rate	48.6	%A	152.9%	175.0%	141.1%	119.4	%C

Net assets, end of period (in thousands)	$9,731		$11,150	$11,031	$11,286	$688

D	For the period January 9, 2003 (commencement of operations) to March 31, 2003.
E	$0.0003 per share
F	$0.004 per share

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Charles Street Trust, Inc., of which Batterymarch U.S. Small Capitalization Equity Portfolio (“Fund”) is a separate series, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified management investment company.

The Fund offers two classes of shares: Institutional and Financial Intermediary Class. Effective March 1, 2004, both classes were closed to new investors. The income and expenses of the Fund are allocated proportionately to each class based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. All fair valued securities are identified on the portfolio of investments.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$411,690	$537,229

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a

Semi-Annual Report to Shareholders

fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Distributions from net investment income, if available, are determined at the class level and paid annually. Distributions from net realized gains, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with Federal excise tax requirements.

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

3. Transactions With Affiliates:

The Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with LMFA. The investment adviser is responsible for the actual investment activity of the Fund. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMFA will pay Batterymarch the entire management fee it receives from the Fund.

Under the terms of the management agreement, LMFA has contractually agreed, until August 1, 2007, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rate of 0.95% for the Institutional Class and 1.20% for the Financial Intermediary Class. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit, if any, imposed by LMFA at that time. Pursuant to this agreement, at September 30, 2006, management and distribution and service fees waived or reimbursed in the amount of $5 remain subject to repayment by the Fund.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of the Fund. The Rule 12b-1 plan for the Financial Intermediary Class of the Fund provides for payments of distribution and service fees to LMIS at an annual rate of up to 0.40% of the Class’s average daily net assets. The Board of Directors of the Fund has approved payments under this plan of 0.25% of average daily net assets.

Service Fee
Financial Intermediary Class	0.25%

Batterymarch, LMFA and LMIS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

4. Line of Credit

The Fund, along with certain other Legg Mason funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the period ended September 30, 2006.

5. Fund Share Transactions

At September 30, 2006, there were 500 million shares authorized at $0.001 par value for each of the Institutional and Financial Intermediary Classes of the Fund. Share transactions were as follows:

	Institutional Class		Financial Intermediary Class
	Six Months Ended 9/30/06	Year Ended 3/31/06	Six Months Ended 9/30/06	Year Ended 3/31/06
Shares:
Sold	3,164	25,906	132	252
Reinvestment of Distributions	449	8,855	6	114
Repurchased	(14,915)	(14,787)	(170)	(416)

Net Change	(11,302)	19,974	(32)	(50)

Amount:
Sold	$36,721	$298,477	$1,561	$2,873
Reinvestment of Distributions	4,962	100,217	64	1,285
Repurchased	(170,297)	(170,357)	(1,969)	(4,768)

Net Change	$(128,614)	$228,337	$(344)	$(610)

6. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50

Semi-Annual Report to Shareholders

percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Batterymarch U.S. Small Capitalization Equity Portfolio

Investment Manager

Legg Mason Fund Adviser, Inc.

Investment Adviser

Batterymarch Financial Management, Inc.

Boston, MA

Transfer Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

Information about the policies and procedures that Batterymarch U.S. Small Capitalization Equity Portfolio uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov).

Information regarding how Batterymarch U.S. Small Capitalization Equity Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or on the Fund’s website at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Investor Services, LLC, Distributor

A Legg Mason, Inc. subsidiary

100 Light Street

P.O. Box 17635

Baltimore, MD 21297-1635

888-425-6432

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	11/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:	11/21/06

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.
Date:	11/20/06